Restricted Net Assets or Parent Company’s Condensed Financial Statements (Details) - Schedule of Condensed Statements of Operations (Unaudited) - Parent [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Condensed Statement of Income Captions [Line Items]
Share of profit in subsidiaries	$ 864,733
Total operating expenses	(11)
Net income	864,722
Foreign currency translation adjustments	(274,407)
Comprehensive income	$ 590,315